Financing Receivables by Aging Category (Detail) (Financial Services, USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current and up to 30 days past-due	$ 7,177.0	$ 5,906.8
31 - 60 days past-due	29.7	75.9
Greater than 60 days past-due	81.0	123.9
Financing Receivables	7,287.7	6,106.6
Dealer wholesale financing
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current and up to 30 days past-due	1,490.0	966.2
31 - 60 days past-due	9.1	7.7
Greater than 60 days past-due	17.9	9.5
Financing Receivables	1,517.0	983.4
Retail | Fleet
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current and up to 30 days past-due	4,321.8	3,581.1
31 - 60 days past-due	8.7	48.5
Greater than 60 days past-due	46.0	76.1
Financing Receivables	4,376.5	3,705.7
Retail | Owner/Operator
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current and up to 30 days past-due	1,365.2	1,359.5
31 - 60 days past-due	11.9	19.7
Greater than 60 days past-due	17.1	38.3
Financing Receivables	$ 1,394.2	$ 1,417.5